Schedule of minimum lease payments in future periods (Details) - USD ($)		12 Months Ended
	Nov. 29, 2022	Dec. 31, 2025	Dec. 31, 2024
Leases
Operating lease payments, twelve months ending December 31, 2026		$ 37,568
Short term lease payments, twelve months ending December 31, 2026		47,398
Twelve months ending December 31, 2026		84,966
Operating lease payments, twelve months ending December 31, 2027		39,446
Short term lease payments, twelve months ending December 31, 2027
Twelve months ending December 31, 2027		39,446
Operating lease payments, twelve months ending December 31, 2028		41,418
Short term lease payments, twelve months ending December 31, 2028
Twelve months ending December 31, 2028		41,418
Operating lease payments, total minimum lease payments		118,432
Short term lease payments, total minimum lease payments		47,398
Total minimum lease payments		165,830
Operating lease payments, discount		(11,888)
Short term lease payments, discount
Less: discount		(11,888)
Operating lease payments, present value of minimum lease payments	$ 700	106,544
Short term lease payments, present value of minimum lease payments		47,398
Present value of minimum lease payments		153,942
Operating lease payments, minimum lease payments, current		(31,238)	$ (28,840)
Short term lease payments, minimum lease payments, current		(47,398)
Less: minimum lease payments, current		(78,636)
Operating lease payments, minimum lease payments, non-current		75,306	$ 111,933
Short term lease payments, minimum lease payments, non-current
Minimum lease payments, non-current		$ 75,306